Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common Stock, authorized (in shares)	15,000,000	15,000,000
Common Stock, issued (in shares)	7,023,821	6,769,322
Treasury stock, shares (in shares)	406,846	289,214